Financial Assets and Liabilities - Investments by remaining contractual maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total investments	$ 783,356	$ 510,638
Debt Investments
Disclosure of financial assets [line items]
Total investments	679,419	448,706
Debt Investments | Less than 1 year
Disclosure of financial assets [line items]
Total investments	443,324	442,964
Debt Investments | Due after one year
Disclosure of financial assets [line items]
Total investments	$ 236,095	$ 5,742